Subsequent Events (Details) $ / shares in Units, $ in Thousands	6 Months Ended	7 Months Ended	8 Months Ended
	Jun. 30, 2019 USD ($)	Jul. 24, 2019 $ / shares	Aug. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsequent Event [Line Items]
Outstanding Amount	$ 1,198,030			$ 1,216,400
Term Loan B
Subsequent Event [Line Items]
Debt instrument face amount	205,000
Outstanding Amount	$ 196,800			$ 197,824
Maturity date	Jun. 18, 2020
Administrative services agreement with the Manager | Subsequent Event
Subsequent Event [Line Items]
Duration of agreement			5 years
Installment 2 - FY 2019 | Subsequent Event
Subsequent Event [Line Items]
Dividends Payable, Date Declared		Jul. 24, 2019
Dividends per share | $ / shares		$ 0.3
Dividends Payable, Date of Payment		Oct. 09, 2019
Dividends Payable, Date of Record		Sep. 25, 2019
Sale and lease back arrangement that will finance six product tankers | Subsequent Event
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity			$ 90,800
Vessels financed			Six product tankers
Interest rate description			LIBOR plus a margin
Sale and lease back arrangement that will finance six product tankers | Subsequent Event | Minimum
Subsequent Event [Line Items]
Repayment period			3 years
Finance Lease Basis Spread On Variable Rate			3.35%
Sale and lease back arrangement that will finance six product tankers | Subsequent Event | Maximum
Subsequent Event [Line Items]
Repayment period			8 years
Sale Leaseback Transaction, Quarterly Rental Payments			$ 2,800
Sale Leaseback Transaction, Repurchase Obligation			$ 25,900
Finance Lease Basis Spread On Variable Rate			3.55%
Sale and lease back arrangement that will finance three product tankers | Subsequent Event
Subsequent Event [Line Items]
Line of credit facility maximum borrowing capacity			$ 47,200
Vessels financed			Three product tankers
Interest rate description			LIBOR plus a margin
Sale and lease back arrangement that will finance three product tankers | Subsequent Event | Minimum
Subsequent Event [Line Items]
Repayment period			4 years
Finance Lease Basis Spread On Variable Rate			3.50%
Sale and lease back arrangement that will finance three product tankers | Subsequent Event | Maximum
Subsequent Event [Line Items]
Repayment period			7 years
Sale Leaseback Transaction, Quarterly Rental Payments			$ 1,300
Sale Leaseback Transaction, Repurchase Obligation			$ 19,200
Finance Lease Basis Spread On Variable Rate			3.60%
Sale and lease back arrangement that will finance one product tanker | Subsequent Event
Subsequent Event [Line Items]
Debt instrument face amount			$ 15,000
Sale Leaseback Transaction, Net Proceeds, Financing Activities			$ 15,000
Vessels financed			One product tanker
Repayment period			5 years
Sale Leaseback Transaction, Monthly Rental Payments			$ 160
Interest rate description			LIBOR plus 345 bps
Finance Lease Basis Spread On Variable Rate			3.45%
Nave Electron | Subsequent Event
Subsequent Event [Line Items]
Sale price			$ 25,250
Vessel type			2002-built VLCC
Vessels capacity in DWT			305,178